Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted	$ (1.25)	$ (4.30)	$ (8.59)	$ (23.62)
Diluted	2,853	1,124	1,814	801